LEASES - Additional Information (Details) - USD ($) $ in Thousands	Jul. 14, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Notice period for termination of sublease	60 days
Finance lease - Right-of-use assets			$ 0	$ 0
Finance Lease Liabilities			0	0
Right-of-use assets, net		$ 0	607	120
Total net lease liabilities		$ 0	$ 583	$ 72
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)		1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term (in years)		3 years	3 years